UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21193

First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/06

Date of reporting period: 05/31/06

Item 1. Schedule of Investments

Schedule of  INVESTMENTS May 31, 2006 (unaudited)

Minnesota Municipal Income Fund II

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities - 153.7%
Authority Revenue - 4.6%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	$700,000	$694,960
St. Paul Port Authority Hotel Facility, Radisson City Center (Callable 8/1/08 @ 100), 4.35%, 8/1/17	300,000	304,260
		999,220
Economic Development Revenue - 7.1%
Agriculture and Economic Development Board, Small Business Program A - Lot 1, (AMT) (Callable 8/1/10 @ 100), 5.55%, 8/1/16	400,000	406,408
Agriculture and Development Board, Fairview Health Care System, (Prerefunded 11/15/10 @ 101), 6.38%, 11/15/29 (b)	675,000	750,290
Agriculture and Development Board, Fairview Health Care System, (Callable 11/15/10 @ 100), 6.38%, 11/15/29	25,000	26,775
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 @ 100), 5.35%, 11/1/17	350,000	364,070
		1,547,543
Education Revenue - 12.8%
Higher Education Facility, St. Catherine's College (Callable 10/1/12 @ 100), 5.38%, 10/1/32	1,000,000	1,034,320
Higher Education Facility, St. John's University (Prerefunded 10/1/11 @ 100), 5.25%, 10/1/26 (b)	350,000	373,751
Higher Education Facility, University of St. Thomas (Callable 4/1/16 @ 100), 5.00%, 4/1/23	350,000	363,762
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 @100), 5.50%, 10/1/24	1,000,000	1,032,440
		2,804,273
General Obligations - 15.3%
Crow Wing County General Obligation (MBIA) (Callable 2/1/15 @ 100), 5.00%, 2/1/21	550,000	576,361
Lakeville Independent School District (FGIC) (Callable 2/1/13 @ 100), 5.00%, 2/1/22	800,000	829,048
Minneapolis Sports Arena Project (Callable 4/1/08 @ 100), 5.20%, 10/1/24	400,000	408,452
Robbinsdale Independent School District (FSA) (Callable 2/1/12 @ 100), 5.00%, 2/1/21	1,000,000	1,035,770
St. Michael Independent School District (FSA) (Callable 2/1/16 @ 100), 4.75%, 2/1/28	495,000	501,485
		3,351,116
Healthcare Revenue - 44.1%
Bemidji Health Care Facilities, North Country Health Services (RAAI) (Callable 9/1/12 @ 100), 5.00%, 9/1/31	1,000,000	1,017,100
Cuyuna Range Hospital District (Callable 7/14/06 @ 102), 6.00%, 6/1/29	350,000	357,304
Cuyuna Range Hospital District (Callable 6/1/13 @ 101), 5.50%, 6/1/35	400,000	402,820
Duluth Health Care Facility, Benedictine Health System - St. Mary's Hospital (Callable 2/15/14 @ 100), 5.25%, 2/15/33	1,000,000	1,017,670
Fergus Falls Health Care Facility, Broen Memorial Home Project (Callable until 7/14/06 @ 101), 7.00%, 11/1/19	350,000	351,351
Fergus Falls Health Care Facility, Lake Region Hospital (Callable until 6/15/06 @ 102), 6.50%, 12/1/25	500,000	510,555
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/13 @ 101), 5.00%, 4/1/20	700,000	708,582
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	400,000	460,816
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 @ 101), 5.50%, 12/1/25	600,000	616,926
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project (Callable 12/1/13 @ 100), 5.88% 12/1/29	750,000	793,987
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 @ 100), 5.75%, 11/15/32	300,000	316,845
Monticello, Big Lake Community Hospital District (Callable 12/1/12 @ 100), 6.20%, 12/1/22	400,000	413,456
New Hope Housing and Health Care Facility, Masonic Home North Ridge (Callable 3/1/09 @ 102), 5.75%, 3/1/15	400,000	410,540
Pine City Health Care, North Branch (Callable 4/20/14 @100), 5.00%, 10/20/47	125,000	124,538
Shakopee Health Care Facility, St. Frances Regional Medical Center (Callable 9/1/14 @ 100), 5.10%, 9/1/25	500,000	507,395
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 @ 100), 5.25%, 7/1/30	250,000	256,610
5.50%, 7/1/25	250,000	261,175
St. Paul Housing and Redevelopment Authority Hospital Revenue, Healtheast Project (Callable 11/15/15 @ 100), 6.00%, 11/15/30	200,000	215,074
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 @ 100), 5.25%, 5/15/18	500,000	506,655
5.30%, 5/15/28	170,000	171,362
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 @ 102), 6.00%, 7/1/34	200,000	210,642
		9,631,403
Housing Revenue - 25.5%
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 @ 102), 5.60%, 7/20/28	500,000	511,560
Hopkins Multifamily Housing, Hopkins Renaissance Project (Callable 4/1/07 @102), 6.25%, 4/1/15	500,000	517,890
Minneapolis Multifamily Housing, Seward Towers Project (GNMA) (Callable 5/20/13 @ 102), 5.00%, 5/20/36	1,190,000	1,223,320
Moorhead Senior Housing Revenue, Sheyenne Crossing Project (Callable 4/1/14 @ 101), 5.65%, 4/1/41	330,000	323,664
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apartments (Callable 1/1/10 @ 100), 6.75%, 1/1/31	320,000	328,650
St. Paul Multifamily Housing, Selby Grotto Housing Project, (AMT) (GNMA) (Callable 9/20/13 @ 100), 5.50%, 9/20/44	655,000	666,279
Washington County Housing and Redevelopment Authority, Woodland Park Apartments (Callable 10/1/12 @100), 4.70%, 10/1/26	2,000,000	1,989,520
		5,560,883
Leasing Revenue - 23.7%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Callable 2/1/14 @ 100), 5.13%, 2/1/24	500,000	514,780
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA) (Callable 2/1/13 @ 100), 5.00%, 2/1/23	1,000,000	1,036,620
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A (Callable 2/1/13 @ 100), 5.00%, 2/1/19	525,000	541,165
Ramsey County Public Improvement (Callable 1/1/12 @100), 4.75%, 1/1/24	1,000,000	1,008,750
St. Paul Port Authority Healtheast Midway Campus (Callable 5/1/15 @ 100), 5.75%, 5/1/25	600,000	610,428
St. Paul Port Authority Office Building Facility, Robert Street (Callable 12/1/12 @ 100), 5.25%, 12/1/27	1,000,000	1,051,640
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection (Callable 2/1/13 @ 100), 5.13%, 2/1/24	400,000	410,068
		5,173,451
Recreation Authority Revenue - 3.4%
Moorhead Golf Course (Callable 12/1/08 @ 100), 5.88%, 12/1/21	400,000	405,788
St. Paul Port Authority Hotel Facility (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	300,000	329,979
		735,767
Tax Revenue - 1.6%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 2/1/14 @ 100), 5.65%, 2/1/27	150,000	150,097
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 3/1/12 @ 102), 5.75%, 2/1/27	200,000	201,460
		351,557
Transport Revenue - 4.7%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Callable 1/1/11 @ 100), 5.25%, 1/1/32	1,000,000	1,040,250
		1,040,250
Utility Revenue - 10.9%
Chaska Electric (Callable 10/1/10 @ 100), 6.10%, 10/1/30	10,000	10,778
Chaska Electric (Callable 10/1/15 @ 100), 5.00%, 10/1/30	500,000	505,545
Chaska Electric (Prerefunded 10/1/10 @ 100), 6.10%, 10/1/30 (b)	990,000	1,082,189
Minnesota State Municipal Power Agency Electric (Callable 10/1/15 @ 100), 5.00%, 10/1/35	500,000	506,295
Princeton Public Utility System (Callable 4/1/12 @ 100), 4.55%, 4/1/18	105,000	104,169
4.55%, 4/1/19	170,000	167,924
		2,376,900

Total Municipal Long-Term Securities (Cost: $32,634,404)		33,572,363

Short-Term Investments - 3.9%
Money Market Fund - 3.7%
Federated Minnesota Municipal Cash Trust	810,856	810,856
U.S. Treasury Obligation - 0.2%
U.S. Treasury Bill, 4.60%,7/20/06 (c)	40,000	39,749

Total Short-Term Investments
(Cost: $850,605)		850,605

Total Investment in Securities (d) - 157.6% (Cost: $33,485,009)		$34,422,968

Notes to Schedules of Investments:

(a)
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

As of May 31, 2006, the fund had no fair valued securities.

(b)	Prerefunded issues are backed by U.S. government obligations. Bonds mature at the date and price indicated.

(c)	The interest rate shown is the effective yield on the date of purchase.

(d)
On May 31, 2006, the cost of investments in securities for federal income tax purchases was $33,485,009. There are currently no material differences between federal tax cost and book cost. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$979,977
Gross unrealized depreciation	(42,018)
Net unrealized appreciation	$937,959

Portfolio abbreviations and definitions:
AMT—Alternative Minimum Tax. As of May 31, 2006, the aggregate market value of securities subject to the Alternative Minimum Tax is $1,072,687, which represents 4.9% of net assets applicable to common shares.
FGIC—Financial Guaranty Insurance Corporation
FSA—Financial Security Assurance
GNMA—Government National Mortgage Association
MBIA—Municipal Bond Insurance Association
RAAI—Radian Asset Assurance Inc.

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 31, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 31, 2006